Average Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
Apr. 29, 2024
VIP International Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	27.50%
Past 5 years	11.43%
Past 10 years	7.75%
VIP International Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	27.46%
Past 5 years	11.32%
Past 10 years	7.65%
VIP International Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	27.18%
Past 5 years	11.15%
Past 10 years	7.48%
F0340
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%